Document and Entity Information Document	May 25, 2023
Cover [Abstract]
Entity Central Index Key	0001669162
City Area Code	804
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	May 25, 2023
Entity Registrant Name	KINSALE CAPITAL GROUP, INC.
Entity File Number	001-37848
Entity Tax Identification Number	98-0664337
Entity Address, Address Line One	2035 Maywill Street
Entity Address, Address Line Two	Suite 100
Local Phone Number	289-1300
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KNSL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false